Accounting principles and policies	12 Months Ended
Dec. 31, 2025
Accounting Principles And Policies [Abstract]
Accounting principles and policies

2. Accounting principles and policies
Consolidation
The consolidated financial statements include:
–the assets and liabilities, and the results and cash flows, of the company and its subsidiaries, including ESOP Trusts;
–the Group’s share of the results and net assets of associates and joint ventures; and
–the Group’s share of assets, liabilities, revenue and
expenses of joint operations
The financial statements of entities consolidated are made up to 31 December each year.
Entities over which the Group has control are accounted for as subsidiaries and consolidated in the Group financial
statements. Control is achieved when an entity in the Group:
–has power over the investee;
–is exposed, or has rights, to variable returns from its
involvement with the investee; and
–has the ability to use its power to affect its returns
This is generally through control over the financial and
operating policies of the subsidiary.
Where the Group has the ability to exercise joint control over, and rights to, the net assets of entities, the entities are
accounted for as joint ventures. Where the Group has the
ability to exercise joint control over an arrangement, but has rights to specified assets and obligations for specified
liabilities of the arrangement, the arrangement is accounted for as a joint operation. Where the Group has the ability to
exercise significant influence over entities, they are accounted for as associates. The results, assets and liabilities of
associates and joint ventures are incorporated into the
consolidated financial statements using the equity method of accounting. The assets, liabilities, revenue and expenses of joint operations are included in the consolidated financial
statements in accordance with the Group’s rights and
obligations. Interests acquired in entities are consolidated from the date the Group acquires control and interests sold are
deconsolidated from the date control ceases.
Transactions and balances between subsidiaries are
eliminated and no profit before tax is taken on sales between subsidiaries until the products are sold to customers outside the Group. The relevant proportion of profits on transactions with joint ventures, joint operations and associates is also deferred until the products are sold to third parties.
Transactions with non-controlling interests are recorded
directly in equity. Deferred tax relief on unrealised intra-Group profit is accounted for only to the extent that it is considered recoverable.
Business combinations
Business combinations are accounted for using the acquisition accounting method. Identifiable assets, liabilities and
contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent
consideration.
The fair value of contingent consideration liabilities is
reassessed at each balance sheet date with changes
recognised in the income statement. Payments of contingent
consideration reduce the balance sheet liability and as a result are not recorded in the income statement.
The part of each payment relating to the original estimate of the fair value of the contingent consideration on acquisition is reported within investing activities in the cash flow statement and the part of each payment relating to the increase in the liability since the acquisition date is reported within operating cash flows.
Where fair value of the consideration transferred, together with the non-controlling interest, exceeds the fair value of the
assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the income statement in the period in which
they are incurred.
Goodwill is capitalised as a separate item in the case of
subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.
Where fair value of the consideration transferred is below the
Group’s interest in the net assets acquired, the difference is recognised directly in the income statement.
Where not all of the equity of a subsidiary is acquired, the non-
controlling interest is recognised either at fair value or at the non-controlling interest’s share of the net assets of the
subsidiary, on a case-by-case basis. Changes in the Group’s
ownership percentage of subsidiaries where control is not lost are accounted for within equity.
Foreign currency translation
Foreign currency transactions are booked in the functional
currency of the Group company at the exchange rate ruling on the date of transaction. Foreign currency monetary assets and liabilities are retranslated into the functional currency at rates of exchange ruling at the balance sheet date. Exchange
differences are included in the income statement.
On consolidation, assets and liabilities, including related
goodwill, of overseas subsidiaries, associates and joint
ventures, are translated into Sterling at rates of exchange
ruling at the balance sheet date. The results and cash flows of overseas subsidiaries, associates and joint ventures are
translated into Sterling using average rates of exchange which approximate to the actual exchange rates on the date of the
transactions.
Exchange adjustments arising when the opening net assets
and the profits for the year retained by overseas subsidiaries, associates and joint ventures are translated into Sterling, less exchange differences arising on related foreign currency
borrowings which hedge the Group’s net investment in these
operations are recognised in other comprehensive income and
accumulated in a separate component of equity within
retained earnings. Foreign currency borrowings used to hedge net investments in foreign operations are accounted for in
accordance with IFRS 9, with hedge documentation and
effectiveness testing maintained as required.
When translating into Sterling the assets, liabilities, results and cash flows of overseas subsidiaries, associates and joint
ventures which are reported in currencies of hyper-inflationary economies, adjustments are made where material to reflect
current price levels. Any gain or loss on net monetary position is charged to the consolidated income statement.
Revenue
Turnover
The Group receives revenue for supply of goods to external
customers against orders received. The majority of contracts that GSK enters into relate to sales orders containing single performance obligations for the delivery of pharmaceutical and vaccine products. The average duration of a sales order is less than 12 months so there is no significant element of financing.
Revenue from the product sales is recognised when control of the goods is passed to the customer. The point at which
control passes is determined by each customer arrangement,
but generally occurs on delivery to the customer.
Revenue from the product sales represents net invoice value
including fixed and variable consideration. Variable
consideration arises on the sale of goods as a result of
discounts and allowances given and accruals for estimated
future returns and rebates. Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The
methodology and assumptions used to estimate rebates and
returns are monitored and adjusted regularly in the light of contractual and legal obligations, historical trends, past
experience and projected market conditions. Estimates
associated with returns and rebates are revisited at each
reporting date or when they are resolved and revenue is
adjusted accordingly. Please refer to Note 3, 'Critical
accounting judgements and key sources of estimation
uncertainty' for the details on rebates, discounts and
allowances.
The Group has entered into collaboration agreements, typically with other pharmaceutical or biotechnology companies to
develop, produce and market medicines and vaccines that do
not qualify as joint arrangements. When GSK has control over the commercialisation activities and considers itself as a
principal in the arrangement, the Group recognises turnover
and cost of sales on a gross basis. Profit sharing amounts and royalties due to the counterparty are recorded within cost of sales. Cost of sales includes net recoveries of cost of
£1 million (2024: cost of £7 million; 2023: net recoveries of cost of £45 million) from profit sharing arrangements and royalties due to the counterparty. When the counterparty controls the
commercialisation activities and records the sale, the Group is not the principal in the customer contract and instead records its share of gross profit as co-promotion income, on a net
basis, within turnover. The nature of co-promotion activities is such that the Group records no costs of sales.
Reimbursements to and from the counterparty under
collaboration agreements for ‘selling, general and
administration’ and ‘research and development’ costs are
recorded net in the respective lines in the income statement.
Other operating income and royalty income
GSK enters into development and marketing collaborations
and out-licenses of the Group’s compounds or products to
other parties. These contracts give rise to fixed and variable consideration from upfront payments, development
milestones, sales-based milestones and royalties.
Income dependent on the achievement of a development
milestone is recognised when it is highly probable that a
significant reversal in the amount of cumulative revenue
recognised will not occur, which is usually when the related event occurs. Sales-based milestone income is recognised
when it is highly probable that the sales threshold will be
reached.
Sales-based royalties on a licence of intellectual property are not recognised until the relevant product sale occurs.
For all revenue, if the time between the recognition of revenue and payment from the customer is expected to be more than
one year and the impact is material, the amount of
consideration is discounted using appropriate discount rates.
Value added tax and other sales taxes are excluded from
revenue.
Expenditure
Expenditure is recognised in respect of goods and services
received when supplied in accordance with contractual terms
in the period to which they relate. Provision is made when an obligation exists for a future liability in respect of a past event, the amount of the obligation can be reliably estimated and it is probable that an outflow of economic benefits will be required to settle the obligation.
Manufacturing start-up costs between validation and the
achievement of normal production are expensed as incurred.
Advertising and promotion expenditure is charged to the
income statement as incurred.
Shipment costs on inter-company transfers are charged to
cost of sales; distribution costs on sales to customers are
included in selling, general and administration expenditure.
Restructuring costs are recognised and provided for, where
appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where appropriate communication to
those affected has been undertaken.
Software as a service (SaaS) configuration costs are expensed as they are incurred where the software being configured is
controlled by the SaaS provider.
Research and development
Research and development expenditure is charged to the
income statement in the period in which it is incurred.
Development expenditure is capitalised when the criteria for recognising an asset are met, usually when a regulatory filing has been made in a major market and approval is considered
highly probable. Intangible assets and property, plant and
equipment used for research and development are capitalised
and amortised/depreciated in accordance with the Group’s
policy.
Legal and other disputes
Provision is made for the anticipated settlement costs of legal or other disputes against the Group where an outflow of
resources is considered probable and a reliable estimate can be made of the likely outcome. In respect of product liability claims related to certain products, provision is made when
there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the
provision required to cover asserted and unasserted claims.
In certain cases, an incurred but not reported (IBNR) actuarial technique is used to determine this estimate. In addition,
provision is made for legal or other expenses arising from
claims received or other disputes.
The Group may become involved in legal proceedings, in
respect of which it is not possible to meaningfully assess
whether the outcome will result in a probable outflow, or to quantify or reliably estimate the liability. In these cases, appropriate disclosure about such cases is included but no
provision is made.
Costs associated with claims made by the Group against third parties are charged to the income statement as they are
incurred.
Pensions and other post-employment
benefits
The costs of providing pensions under defined benefit
schemes are calculated using the projected unit credit method and spread over the period during which benefit is expected
to be derived from the employees’ services, consistent with the advice of qualified actuaries.
Pension obligations are measured as the present value of
estimated future cash flows discounted at rates reflecting the yields of high-quality corporate bonds. Pension scheme assets are measured at fair value at the balance sheet date.
The costs of other post-employment liabilities are calculated in a similar way to defined benefit pension schemes and spread
over the period during which benefit is expected to be derived from the employees’ services, in accordance with the advice
of qualified actuaries.
The service cost of providing retirement benefits to employees during the year, cost of plans, net interest (income)/cost and the cost of any curtailment, is charged to operating profit in the year.
Actuarial gains and losses and the effect of changes in
actuarial assumptions are recognised in the statement of
comprehensive income in the year in which they arise.
The Group’s contributions to defined contribution plans are
charged to the income statement as incurred.
Employee share plans
Incentives in the form of shares are provided to employees
under share option and share award schemes.
The fair values of these options and awards are calculated at their grant dates using a Black-Scholes option pricing model and charged to the income statement over the relevant vesting periods after adjusting for expected forfeitures and any non-
market based performance conditions.
The Group provides finance to ESOP Trusts to purchase
Company shares to meet the obligation to provide shares
when employees exercise their options or awards. Costs of
running the ESOP Trusts are charged to the income statement.
Shares held by the ESOP Trusts are deducted from other
reserves. A transfer is made between other reserves and
retained earnings over the vesting periods of the related share options or awards to reflect the ultimate proceeds receivable from employees on exercise.
Property, plant and equipment
Property, plant and equipment (PP&E) is stated at the historical cost of purchase or construction, less accumulated
depreciation and accumulated impairment. Financing costs
are capitalised within the cost of qualifying assets under
construction.
Subsequent costs are added in the asset’s carrying amount or recognised as a separate asset, as appropriate, only if the
spending results in a real enhancement in the value, capacity, performance or useful economic life of the asset. All other
repairs and maintenance are charged to the income statement
during the reporting period in which they are incurred.
Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land and assets under
construction, using the straight-line basis over the expected useful life. Residual values and expected useful lives are
reviewed, and where appropriate adjusted annually. The
normal expected useful lives of the major categories of PP&E are:

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years
On disposal of PP&E, the cost and related accumulated
depreciation and impairments are removed from the financial
statements and the net amount, less any proceeds, is taken to the income statement.
Leases
The Group recognises right of use assets under lease
arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or
less) and leases of low value assets. Rights to use assets
owned by third parties under lease agreements are capitalised at the inception of the lease and recognised on the balance
sheet. Right of use assets are initially measured at the amount of the corresponding lease liability plus lease payments made at or before the commencement day, initial incremental direct costs, asset retirement obligations and less any lease
incentives received. They are subsequently measured at cost
less accumulated depreciation and impairment losses.
The corresponding liability to the lessor is recognised as a lease obligation within short- and long-term borrowings. The lease liability is initially measured at the discounted present value of the lease payments that are not paid at the
commencement date. The carrying amount of the lease liability is subsequently increased to reflect interest on the liability and reduced by lease payments made.
For calculating the discounted lease liability on leases with annual payments of £2 million or more, or a non-cancellable
term of more than 10 years, the implicit rate in the lease is used. If this is not available, the incremental borrowing rate with a lease specific adjustment is used. If neither of these is available, and for leases with annual payments of less than £2 million, or a non-cancellable term of 10 years or less, the
incremental borrowing rate is used. The incremental borrowing rate is the rate of interest at which GSK would have been able to borrow for a similar term and with a similar security the funds necessary to obtain a similar asset in a similar market.
Finance costs are charged to the income statement so as to
produce a constant periodic rate of charge on the remaining
balance of the obligations for each accounting period.
Variable rents which are not linked to an index or a rate are not part of the lease liability and the right of use asset. These payments are charged to the income statement as incurred.
Lease rental costs for short-term and low-value leases which are not capitalised are also charged to the income statement as incurred.
Non-lease components are accounted for separately from the
lease components in plant and equipment leases. For land
and buildings or vehicle leases the lease and non-lease
components are accounted for together in the lease when the
non-lease components can be reliably determined in advance
and are charged directly by the lessor.
If modifications or reassessments of lease obligations occur, the lease liability and right of use asset are remeasured.
Right of use assets where title is expected to pass to GSK at a point in the future are depreciated on a basis consistent with similar owned assets. In other cases, right of use assets are depreciated over the shorter of the useful life of the asset or the lease term.
Goodwill
Goodwill is stated at cost less accumulated impairments.
Goodwill is deemed to have an indefinite useful life and is
tested for impairment at least annually.
Where the fair value of the interest acquired in an entity’s assets, liabilities and contingent liabilities exceeds the
consideration paid, this excess is recognised immediately as a gain in the income statement.
Other intangible assets
Intangible assets have a finite life and are stated at cost less accumulated amortisation and accumulated impairments.
Licences, patents, know-how and marketing rights separately
acquired or acquired as part of a business combination are
amortised over their estimated useful lives, generally not
exceeding 30 years, using the straight-line basis, from the time they are available for use. The estimated useful lives for
determining the amortisation charge take into account patent lives (exclusivity period), where applicable, as well as the value obtained from periods of non-exclusivity. For
Pharmaceutical intangible assets, depending on the
characteristics, competitive environment and estimated long-
term profits of the asset, between 80% to 90% of the book
value is amortised over the exclusivity period on a straight-line basis and the remaining book value is amortised over a non-
exclusivity period of 5-15 years on a straight-line basis. For
Vaccines intangible assets, cost is usually amortised over the patent period plus 10 years, or 30 years if no patent is granted, on a straight-line basis. Asset lives are reviewed, and where appropriate adjusted, annually.
Contingent milestone payments are recognised at the point
that the contingent event becomes probable. Any
development costs incurred by the Group subsequent to the
acquisition of licences, patents, know-how or marketing rights are written off to the income statement when incurred, unless the criteria for recognition of an internally generated intangible asset are met, usually when a regulatory filing has been made in a major market and approval is considered highly probable.
Acquired in-process R&D and marketed products are valued
independently as part of the fair value of businesses acquired from third parties where they have a value which is substantial and long term and where the assets either are contractual or legal in nature or can be sold separately from the rest of the businesses acquired.
The costs of acquiring and developing computer software for
internal use are capitalised as other intangible assets where the software supports a significant business system and the
expenditure leads to the creation of a durable asset controlled by the Group. ERP systems software is amortised over 7-10
years and other computer software over 2-5 years using the
straight-line basis.
The Group capitalises certain implementation costs related to cloud computing arrangements when it has control over the
underlying software.
Impairment of non-current assets
The carrying amounts of all non-current assets are reviewed
for impairment, either on a stand-alone basis or as part of a larger cash generating unit, when there is an indication that the assets might be impaired. Additionally, goodwill and intangible assets which are not yet available for use are tested for
impairment annually. Any provision for impairment is charged to the income statement in the year concerned.
Impairments of goodwill are not reversed. Impairment losses
on other non-current assets are only reversed if there has been a change in estimates used to determine recoverable amounts
and only to the extent that the revised recoverable amounts do not exceed the carrying amounts that would have existed, net of depreciation or amortisation, had no impairments been
recognised.
Investments in associates, joint ventures and
joint operations
Investments in associates and joint ventures are carried in the consolidated balance sheet at the Group’s share of their net assets at date of acquisition and of their post-acquisition
retained profits or losses and other comprehensive income
together with any goodwill arising on the acquisition.
Distributions received/receivable from the associates are
accounted for as a reduction in the investment in associates carrying amount. The Group recognises the assets, liabilities, revenue and expenses of joint operations in accordance with
its rights and obligations.
Inventories
Inventories are included in the consolidated financial
statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads)
and net realisable value. Cost is generally determined on a first in, first out basis. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point a provision is made against the
carrying amount to reduce it to its net realisable value; the provision is then reversed at the point when a high probability of regulatory approval is determined.
Financial instruments
Financial assets
Financial assets are measured at amortised cost, fair value
through other comprehensive income (FVTOCI) or fair value
through profit or loss (FVTPL). The measurement basis is
determined by reference to both the business model for
managing the financial asset and the contractual cash flow
characteristics of the financial asset. For financial assets other than trade receivables a 12-month expected credit loss (ECL)
allowance is recorded on initial recognition. If there is
subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime
ECL. If there is no realistic prospect of recovery, the asset is written off.
Expected credit losses are recognised in the income
statement on financial assets measured at amortised cost and at fair value through other comprehensive income apart from
equity investments.
Other investments
Other investments comprise equity investments and
investments in limited life funds. The Group has elected to
designate the majority of its equity investments as measured at
FVTOCI. They are initially recorded at fair value plus
transaction costs and then remeasured at subsequent
reporting dates to fair value. Unrealised gains and losses are recognised in other comprehensive income. On disposal of the equity investment, gains and losses that have been deferred in other comprehensive income are transferred directly to
retained earnings.
Investments in limited life funds are measured at FVTPL. They are initially recorded at fair value and then remeasured at
subsequent reporting dates to fair value. Unrealised gains and losses are recognised in the income statement.
Dividends on equity investments and distributions from funds are recognised in the income statement when the Group’s
right to receive payment is established.
Purchases and sales of other investments are generally
accounted for on the settlement date, except for regular-way purchases and sales of listed investments traded on a
regulated stock exchange, which are accounted for on the
trade date.
Trade receivables
Trade receivables are measured in accordance with the
business model under which each portfolio of trade
receivables is held. The Group has portfolios in each of the three business models under IFRS 9: to collect the contractual cash flows where there is no factoring agreement in place
(measured at amortised cost); to sell the contractual cash
flows where the trade receivables will be sold under a
factoring agreement (measured at FVTPL); and both to collect and to sell the contractual cash flows where the trade
receivables may be sold under a factoring arrangement
(measured at FVTOCI). Trade receivables measured at
amortised cost are carried at the original invoice amount less allowances for expected credit losses.
In accordance with IFRS 9, trade receivables under factoring arrangements are derecognised when the Group has
transferred substantially all the risks and rewards of the
receivables, including credit risk. Consistent with the
underlying nature of the activity, the cash inflows from
factoring arrangements are recognised within cash flows from operating activities.
Expected credit losses are calculated in accordance with the simplified approach permitted by IFRS 9, using a provision
matrix applying lifetime historical credit loss experience to the trade receivables. The expected credit loss rate varies
depending on whether, and the extent to which, settlement of the trade receivables is overdue and it is also adjusted as
appropriate to reflect current economic conditions and
estimates of future conditions. For the purpose of determining credit loss rates, customers are classified into groupings that have similar loss patterns. The key drivers of the loss rate are the nature of the business unit and the location and type of customer.
When a trade receivable is determined to have no reasonable
expectation of recovery it is written off, firstly against any expected credit loss allowance available and then to the
income statement.
Subsequent recoveries of amounts previously provided for or
written off are credited to the income statement. Long-term
receivables are discounted where the effect is material.
Cash and cash equivalents
Cash comprises cash in hand and on-demand deposits at
bank.
Cash equivalents include cash in transit, deposits made with banks or financial institutions with a maturity of three months or less from the date of acquisition and are measured at
amortised cost. Investments in money market funds are held at fair value through profit or loss because the funds fail the solely payments of principal and interest on principal
outstanding (SPPI) test.
Borrowings
All borrowings are initially recorded at fair value, being the amount of proceeds received, net of directly attributable
transaction costs. Borrowings are subsequently carried at
amortised cost, using the effective interest method. Borrowing costs (including the amortisation of transaction costs) are
recognised in profit or loss over the term of the borrowing, except to the extent that they are directly attributable to the acquisition, construction, or production of a qualifying asset, in which case they are capitalised as part of the cost of that
asset.
Derivative financial instruments
Derivative financial instruments are used to manage exposure to market risks. The principal derivative instruments used by GSK are foreign currency swaps, interest rate swaps, foreign
exchange forward contracts and options. The Group does not
hold or issue derivative financial instruments for trading or speculative purposes.
Derivative financial assets and liabilities, including derivatives embedded in host contracts which have been separated from
the host contract, are measured at fair value. Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the income
statement.
Hedge accounting
Derivatives designated as hedging instruments are classified at the inception of the hedge relationship as cash flow hedges, net investment hedges or fair value hedges. At inception, the
Group documents the relationship between the hedging
instrument and the hedged item, the risk management
objective and the strategy for undertaking the hedge. Hedge
effectiveness is assessed on an ongoing basis to ensure the
hedge continues to meet IFRS 9 criteria.
Changes in the fair value of derivatives designated as cash
flow hedges are recognised in other comprehensive income to
the extent that the hedges are effective and accumulated in
the cash flow hedge reserve. Ineffective portions are
recognised in profit or loss immediately. Amounts deferred in the cash flow hedge reserve are reclassified to the income
statement when the hedged item affects profit or loss, or if the hedged forecast transaction is to purchase a non-financial
asset, the amount deferred in the cash flow hedge reserve is transferred directly from equity and included in the carrying amount of the recognised non-financial asset.
Net investment hedges are accounted for in a similar way to
cash flow hedges. Amounts deferred in the net investment
hedge reserve are only reclassified to the income statement on disposal (or partial disposal) of the foreign operation.
Changes in the fair value of derivatives designated as fair
value hedges are recorded in the income statement, together
with the changes in the fair value of the hedged asset or
liability.
Hedge accounting is discontinued when the hedging
instrument expires, is sold, is terminated, or no longer qualifies for hedge accounting.
Taxation
Current tax is provided at the amounts expected to be paid,
applying tax rates that have been enacted or substantively
enacted by the balance sheet date. The tax charge for the
period is recognised in the consolidated income statement, the consolidated statement of comprehensive income or directly in equity, according to the accounting treatment of the related transaction.
Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be
utilised. Deferred tax is provided on temporary differences
arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the
temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is provided using rates of tax that have been enacted or substantively enacted by the balance sheet
date. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the company and its subsidiaries intend to settle their current tax assets and liabilities on a net basis.
Deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of
goodwill or from the initial recognition of other assets and liabilities in a transaction (other than a business combination)
that affects neither the accounting nor the taxable profit or loss. The exception to this is situations where there are equal taxable and deductible temporary differences arising from the same transaction. Unrecognised deferred tax assets are
reassessed at each reporting date and are recognised to the
extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Where an uncertain tax position is identified, management will make a judgement as to what the probable outcome will be,
assuming the relevant tax authority has full knowledge of the situation. Where it is assessed that an economic outflow is
probable to arise, a provision is made for the best estimate of the liability. In estimating any such liability GSK applies a risk-
based approach which takes into account, as appropriate, the probability that the Group would be able to obtain
compensatory adjustments under international tax treaties.
These estimates take into account the specific circumstances of each dispute and relevant external advice.
Restructuring
Costs of restructuring arise from restructuring programmes
that are planned and controlled by the Group. A provision for restructuring is recognised when there is a detailed formal
plan in place, and management has created a valid
expectation by  announcing the main features of the plan to
those affected by it, or has started implementation.
Discounting
Where the time value of money is material, balances are
discounted to current values using appropriate discount rates.
The unwinding of the discounts is recorded in finance income and finance expense.
Assets and liabilities held for sale or
distribution and discontinued operations
Non-current assets or disposal groups are classified as held for sale or distribution if their carrying amount will be recovered principally through sale or a distribution to shareholders rather than through continuing use, they are available for immediate sale or distribution in their present condition and the sale or distribution is considered highly probable and expected to be completed
within one year. Assets classified as held for sale or distribution are measured at the lower of their carrying amount and fair value less costs to sell or distribute. Assets classified as held for sale or distribution are not depreciated or amortised. Assets and
liabilities classified as held for sale or distribution are presented in current assets and current liabilities separately from the other assets and liabilities in the balance sheet.
A discontinued operation is a component of the Group that has been disposed of, distributed or is classified as held for sale or distribution and that represents a separate major line of
business or geographical area of operations. The results of
discontinued operations are presented separately in the
consolidated income statement, the consolidated statement of comprehensive income and the consolidated statement of
cash flows and comparatives are restated on a consistent
basis.
Share buyback
Where the Group purchases the Company’s equity instruments,
for example as a result of a share buyback programme, the
consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from retained earnings as Treasury shares until the shares are cancelled or re-issued.
Where such ordinary shares are subsequently re-issued, any
consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in shareholders’ equity. Where it is determined that the terms and conditions of a contract to purchase the Company’s shares
results in the Group being unable to cancel the obligation arising under the contract, a financial liability is recognised for the unavoidable obligation.